Interests in associates and joint ventures - Changes in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interests in associates and joint ventures [abstract]
Profit (loss) recognized in other comprehensive income during the period - continuing operations	€ (9)
Other comprehensive income of associates and joint venture	€ (9)	€ 43